Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in carrying amount of goodwill	The changes in the carrying amount of goodwill are as follows (in thousands):
Tianbo Business
RMB
Balance as of December 31, 2019	22,786
Goodwill impairment	(22,786)
Balance as of December 31, 2020	—